Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common stock - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Numerator:
Allocation of net loss	$ (155,110)			$ (20,407,722)
Accretion of ordinary shares subject to possible redemption to redemption value	1,322,195			29,388,057
Allocation of net income (loss)	$ 1,167,085			$ 8,980,335
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	11,364,370			8,526,027
Basic and diluted net income (loss) per common stock (in Dollars per share)	$ 0.1			$ 1.05
Non-redeemable Shares [Member]
Numerator:
Allocation of net loss	$ (46,474)	$ (5,010)	$ (3,559)	$ (7,746,983)
Accretion of ordinary shares subject to possible redemption to redemption value
Allocation of net income (loss)	$ (46,474)	$ (5,010)	$ (3,559)	$ (7,746,983)
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	3,405,000	2,500,000		3,236,568
Basic and diluted net income (loss) per common stock (in Dollars per share)	$ (0.01)	$ 0		$ (2.39)